15. Non-financial assets and liabilities (Details 8) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 391,168	$ 477,136
Vacation and statutory bonus
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	150,947	175,988
Contributions payable
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	63,825	73,990
Bonus accrual
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	173,278	213,227
Other
DisclosureOfCompensationAndEmployeeBenefitsLiabilitiesLineItems [Line Items]
Short-term employee benefits	$ 3,118	$ 13,931